SCHEDULE OF CONDENSED BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets
Cash	$ 87,696	¥ 640,119		¥ 377,947
Term deposits	30,521	222,783		545,368
Short-term investments	39,905	291,280		422,559
Total current assets	196,686	1,435,679		1,633,413
Non-current asset:
Total non-current assets	19,550	142,700		150,675
Total assets	216,236	1,578,379		1,784,088
Current liabilities
Accrued expenses and other current liabilities	13,838	101,009		124,540
Total current liabilities	69,678	508,603		586,002
Total liabilities	70,390	513,800		589,050
Shareholders’ equity:
Additional paid-in capital	1,537,948	11,225,945		11,210,542
Treasury stock	16,563	120,899		120,899
Accumulated other comprehensive loss	(7,722)	(56,362)		(57,327)
Accumulated deficit	(1,366,476)	(9,974,319)		(9,831,562)
Total shareholders’ Equity	145,846	1,064,579	$ 168,317	1,195,038	¥ 1,559,942	¥ 2,305,271
Total liabilities and shareholders’ equity	216,236	1,578,379		1,784,088
Common Class A [Member]
Shareholders’ equity:
Class B Ordinary Shares	27	195		195
Common Class B [Member]
Shareholders’ equity:
Class B Ordinary Shares	$ 2	17		17
Parent Company [Member]
Current assets
Cash		79,741		20,475
Term deposits		143,768		85,522
Short-term investments		39,536		39,197
Other current assets		81		13
Total current assets		263,126		145,207
Non-current asset:
Investments in and amounts due from subsidiaries and consolidated VIE and VIE’s subsidiaries		993,075		1,108,131
Total non-current assets		993,075		1,108,131
Total assets		1,256,201		1,253,338
Current liabilities
Accrued expenses and other current liabilities		181,624		52,372
Total current liabilities		181,624		52,372
Total liabilities		181,624		52,372
Shareholders’ equity:
Additional paid-in capital		11,225,945		11,210,542
Treasury stock		(120,899)		(120,899)
Accumulated other comprehensive loss		(56,362)		(57,327)
Accumulated deficit		(9,974,319)		(9,831,562)
Total shareholders’ Equity		1,074,577		1,200,966
Total liabilities and shareholders’ equity		1,256,201		1,253,338
Parent Company [Member] | Common Class A [Member]
Shareholders’ equity:
Class B Ordinary Shares		195		195
Parent Company [Member] | Common Class B [Member]
Shareholders’ equity:
Class B Ordinary Shares		¥ 17		¥ 17